Organization and Summary of Significant Accounting Policies (Schedule of no impairment losses identified) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Organization And Summary Of Significant Accounting Policies Schedule Of No Impairment Losses Identified Details
Opening Balance	$ 11,286	$ 11,277
Functional currency translation adjustments	(668)	$ 9
Acquisitions	20,241
Closing balance	$ 30,859	$ 11,286